Income Taxes Operating Loss Carryforwards (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Operating Loss Carryforwards [Line Items]
Alternative minimum tax credit carryforward	$ 89
Foreign tax credits	284	$ 349
Valuation allowance	(573)	$ (583)
Valuation allowance, change in amount	(10)
Deferred tax assets, stock compensation	33
Federal
Operating Loss Carryforwards [Line Items]
Unrecognized tax benefits, net operating loss	204
Operating loss carryforwards	1,100
Carryforward, net operating loss, tax effected	204
Federal | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Foreign tax credits	174
State
Operating Loss Carryforwards [Line Items]
Unrecognized tax benefits, net operating loss	167
Operating loss carryforwards	689
Carryforward, net operating loss, tax effected	$ 167